Summary of Significant Accounting Policies Fair Value (Details) (Fair Value, Measurements, Recurring, USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Real Estate Assets, Including Land Held for Sale | Estimate of Fair Value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Assets, fair value disclosure	$ 43,291
Real Estate Assets, Including Land Held for Sale | Fair Value, Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Assets, fair value disclosure	0
Real Estate Assets, Including Land Held for Sale | Fair Value, Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Assets, fair value disclosure	0
Real Estate Assets, Including Land Held for Sale | Fair Value, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Assets, fair value disclosure	43,291
Investment in Partially Owned Entities | Estimate of Fair Value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Assets, fair value disclosure	2,460
Investment in Partially Owned Entities | Fair Value, Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Assets, fair value disclosure	0
Investment in Partially Owned Entities | Fair Value, Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Assets, fair value disclosure	0
Investment in Partially Owned Entities | Fair Value, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Assets, fair value disclosure	2,460
Derivative Financial Instruments | Estimate of Fair Value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Liabilities, fair value disclosure	(25,862)
Derivative Financial Instruments | Fair Value, Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Liabilities, fair value disclosure	0
Derivative Financial Instruments | Fair Value, Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Liabilities, fair value disclosure	(25,862)
Derivative Financial Instruments | Fair Value, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Liabilities, fair value disclosure	$ 0